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                         U.S. SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C. 20549

                                       FORM 24F-2

                            Annual Notice of Securities Sold
                                 Pursuant to Rule 24f-2

                 Read instructions at end of Form before preparing Form.
                                  Please print or type.

1.  Name and address of issuer: IDS Life Moneyshare Fund, Inc.
                                IDS Tower 10
                                Minneapolis, MN  55440-0010
___________________________________________________________________
2. Name of each series or class of funds for which this notice is filed:

              Series                 Class(es) of Shares




___________________________________________________________________
3.  Investment Company Act File Number:  811-3190

    Securities Act File Number:          2-72584
___________________________________________________________________
4.  Last day of fiscal year for which this notice is filed:
    August 31, 1996
___________________________________________________________________
5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                            [ ]
__________________________________________________________________
6.  Date of termination of issuer's declaration under rule 24f-2
    (a)(1), if applicable (see instruction A.6):

    Not Applicable
___________________________________________________________________
7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but
    which remained unsold at the beginning of the fiscal year:   0
___________________________________________________________________
8.  Number and amount of securities registered during the fiscal
    year other than pursuant to rule 24f-2:   0
___________________________________________________________________
9.  Number and aggregate sale price of securities sold during the
    fiscal year:   259,947,192
___________________________________________________________________
10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
    24f-2:         259,947,192
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___________________________________________________________________
11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if
    applicable (see Instruction B.7):   N/A
___________________________________________________________________
12. Calculation of registration fee:

(i)     Aggregate sale price of securities
        sold during the fiscal year in reliance
        on rule 24f-2 (from Item 10):                  $259,947,192*

(ii)    Aggregate price of shares issued in
        connection with dividend reinvestment
        plans (from Item 11, if applicable):           +          0

(iii)   Aggregate price of shares redeemed or
        repurchased during the fiscal year
        (if applicable):                               -198,768,626

(iv)    Aggregate price of shares redeemed or
        repurchased and previously applied as a
        reduction to filing fees pursuant to
        rule 24e-2 (if applicable):                    +          0

(v)     Net aggregate price of securities sold
        and issued during the fiscal year in
        reliance on rule 24f-2 [line (i), plus
        line (ii), less line (iii), plus line
        (iv)] (if applicable):                           61,178,566

(vi)    Multiplier prescribed by Section 6(b)
        of the Securities Act of 1933 or other
        applicable law or regulation
        (see Instruction C.6):                         x     1/2900

(vii)   Fee due $61,178,566 multiplied
        by line (vi)]:                                 $          0**

* Sales of $259,947,192 minus redemptions of $198,768,626.

Instruction:           Issuers should complete lines (ii), (iii), (iv),
and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.  See Instruction C.3.
__________________________________________________________________
13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR
    202.3a):
                                                       [ ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
___________________________________________________________________

**Based on the letter dated June 20, 1995, Reference No. IP-3-95, from the Office of Insurance Products, Division of Investment
Management to the American Counsel of Life Insurance.
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SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By ____________________________
   Leslie L. Ogg
   Vice President, General Counsel and Secretary

Date October 29, 1996

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                                          IDS Life
       Description                    Moneyshare Fund

Reinvestments                           12,658,921
Amount sold                            247,288,271
       Aggregate sales                 259,947,192

Amount Redeemed                       (198,768,626)
       Net sales (a)                    61,178,566

Net asset value
  at 10/17/96 (b)                             1.00

Net shares for fee
calculation (a)/(b)                     61,178,566

Reinvestments
Amount sold
Amount Redeemed
Actual net shares issued                         0

Fee (   (a) /2900)                       21,096.06